Note 3 - Property and Equipment - Property and Equipment (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Furniture and fixtures	$ 33,756	$ 33,756
Less – accumulated depreciation	31,712	28,516
Property and equipment, net	$ 2,044	5,240
Furniture and Fixtures [Member]
Furniture and fixtures (Year)	5 years
Furniture and fixtures	$ 9,357	9,357
Leasehold Improvements [Member]
Furniture and fixtures	$ 8,983	8,983
Computer Equipment [Member]
Furniture and fixtures (Year)	3 years
Furniture and fixtures	$ 14,416	14,416
Technology Equipment [Member]
Furniture and fixtures (Year)	5 years
Furniture and fixtures	$ 1,000	$ 1,000